Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cost of sales [Line Items]
OEFA and OSINERGMIN contributions	$ 19,946	$ 18,839	$ 17,733
Cost of sales	795,318	732,597	763,473
Sociedad Minera Cerro Verde S.A.A.
Disclosure of cost of sales [Line Items]
Materials and supplies	917,531	982,616	915,323
Property Plant and Equipment Depreciation	571,852	530,199	489,700
Labor	501,678	381,761	343,575
Third parties services	239,547	279,923	246,247
Energy	209,925	249,039	243,549
Variable lease payments, low-value and short-term leases	19,775	17,741	13,369
Change in finished goods inventory	2,110	14,165	(10,368)
Change in work in process inventory	49,764	13,538	(1,358)
Depreciation for right-of-use assets	11,152	11,117	12,708
Intangible amortization	2,342	2,342	2,342
OEFA and OSINERGMIN contributions	8,208	8,015	9,308
Supplementary Retirement Fund contribution	7,861	7,467	6,371
Loss on materials obsolescence, net	6,897	12,496	4,053
Management Fees	3,227	3,098	2,540
WIP stockpile write-offs		1,527	7,668
Cost related to COVID-19 pandemic			43,672
Other costs	36,910	48,475	45,439
Cost of sales	$ 2,588,779	$ 2,563,519	$ 2,374,138